Form N-1A Supplement	Sep. 12, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

(Ticker: RBIL)

Supplement dated September 12, 2025

to the Prospectus and Statement of Additional Information (“SAI”), each dated February 14, 2025

Effective as of September 15, 2025, F/m Investments LLC, the investment adviser to the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”), has contractually agreed to lower its unitary management fee to 0.17% of the Fund’s average daily net assets. Prior to September 15, 2025, the Fund’s unitary management fee was 0.25%. All references in the Fund’s Prospectus and SAI are revised accordingly.

In addition, the “Fees and Expenses” table and “Example” in the section entitled “Summary Section F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF” of the Prospectus are hereby deleted and replaced with the following: